Stock Based Compensation Plans: (Details 2)	3 Months Ended
Mar. 31, 2017 USD ($) $ / shares shares
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.92 | shares	875,000
Outstanding Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 778,750
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	4 years 69 days
Exercisable Options Number: $1.92 | shares	875,000
Exercisable Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 778,750
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	4 years 69 days
Outstanding Options Number: $3.00 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00	1 year 73 days
Exercisable Options Number: $3.00 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00	1 year 73 days
Outstanding Options Number: $3.15 | shares	5,027,500
Outstanding Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Outstanding Options Aggregate Intrinsic Value: $3.15 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.15	9 years 321 days
Exercisable Options Number: $3.15 | shares	4,002,502
Exercisable Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Exercisable Options Aggregate Intrinsic Value: $3.15 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.15	9 years 321 days
Outstanding Options Number: $3.45 | shares	125,000
Outstanding Options Weighted Average Exercise Price: $3.45 | $ / shares	$ 3.45
Outstanding Options Aggregate Intrinsic Value: $3.45 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.45	9 years 296 days
Exercisable Options Number: $3.45 | shares	125,000
Exercisable Options Weighted Average Exercise Price: $3.45 | $ / shares	$ 3.45
Exercisable Options Aggregate Intrinsic Value: $3.45 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.45	9 years 296 days
Outstanding Options Number: $3.89 | shares	100,000
Outstanding Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89	2 years 350 days
Exercisable Options Number: $3.89 | shares	100,000
Exercisable Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89	2 years 350 days
Outstanding Options Number: $3.91 | shares	215,000
Outstanding Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years 91 days
Exercisable Options Number: $3.91 | shares	215,000
Exercisable Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years 91 days
Outstanding Options Number: $4.02 | shares	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	7 years 117 days
Exercisable Options Number: $4.02 | shares	310,000
Exercisable Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	7 years 117 days
Outstanding Options Number: $1.92 - $4.02 | shares	6,902,500
Outstanding Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.07
Outstanding Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 778,750
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	8 years 212 days
Exercisable Options Number: $1.92 - $4.02 | shares	5,877,502
Exercisable Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.05
Exercisable Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 778,750
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	8 years 128 days